CONDENSED CONSOLIDATED BALANCE SHEETS	Dec. 31, 2022 USD ($)
Current assets:
Cash	$ 510,893
Prepaid expenses - current	256,157
Total Current Assets	767,050
Noncurrent assets:
Treasury securities held in trust account	250,326,857
Prepaid expenses - noncurrent	12,764
Total Noncurrent Assets	250,339,621
Total Assets	251,106,671
Current liabilities:
Income tax payable	783,546
Taxes Payable, Current	783,546
Accrued franchise tax expense	193,490
Accounts payable	244,891
Total Current Liabilities	1,221,927
Noncurrent liabilities:
Warrant liability	599,875
Deferred underwriter's fee payable	9,660,000
Total Noncurrent Liabilities	10,259,875
Total Liabilities	11,481,802
Commitments and Contingencies (Note 8)
Stockholders' Deficit:
Preferred stock, $0.0001 par value, 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(10,702,713)
Total Stockholders' Deficit	(10,701,988)
Total Liabilities, Redeemable Class A Common Stock and Stockholders' Deficit	251,106,671
Class A Common Stock Subject to Possible Redemption
Redeemable Class A Common Stock
Class A common stock, $0.0001 par value; 240,000,000 shares authorized; 3,998,687 and 24,150,000 shares issued and outstanding subject to possible redemption as of September 30, 2023 and December 31, 2022, respectively	250,326,857
Class B common stock
Stockholders' Deficit:
Common stock	$ 725